General Information	3 Months Ended
Mar. 31, 2018
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General Information

Note 1—General Information

Ascendis Pharma A/S, together with its subsidiaries, is a biopharmaceutical company applying its innovative TransCon technology to build a leading, fully integrated rare disease company. Ascendis Pharma A/S was incorporated in 2006 and is headquartered in Hellerup, Denmark. Unless the context otherwise requires, references to the “Company,” “we,” “us” and “our” refer to Ascendis Pharma A/S and its subsidiaries.

The address of the Company’s registered office is Tuborg Boulevard 5, DK-2900, Hellerup, Denmark.

On February 2, 2015, the Company completed an initial public offering, or IPO, which resulted in the listing of American Depositary Shares, or ADSs, representing the Company’s ordinary shares, under the symbol “ASND” in the United States on The Nasdaq Global Select Market.

The Company’s Board of Directors approved these unaudited condensed consolidated interim financial statements on May 30, 2018.